Derivative Liability and Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule Of Assets And Liabilities Measured At Fair Value On A Recurring Basis
We measure certain financial instruments at fair value on a recurring basis. Assets and liabilities measured at fair value on a recurring basis are as follows at March 31, 2014:

	Total	(Level 1)	(Level 2)	Level (3)
Assets	$—	$—	$—	$—

Total assets measured at fair value	—	—	—	—

Liabilities

Derivative Liability	8,363,751	—	—	8,363,751
Total liabilities measured at fair value (Long-Term)	$8,363,751	$—	$—	$8,363,751

We measure certain financial instruments at fair value on a recurring basis. Assets and liabilities measured at fair value on a recurring basis are as follows at December 30, 2013:

	Total	(Level 1)	(Level 2)	Level (3)
Assets	$—	$—	$—	$—

Total assets measured at fair value	—	—	—	—

Liabilities

Derivative Liability	12,035,816	—	—	12,035,816
Total liabilities measured at fair value (Long-Term)	$12,035,816	$—	$—	$12,035,816

Schedule of Fair Value Level 3 warrant liabilities

	3 Months Ended March 31, 2014	Year Ended December 31, 2013
Fair value – beginning of period	$12,035,816	$—
Warrants issue during period	—	9,067,282
Reclassification (reset expiration) of warrant liabilities to Additional Paid-in Capital	(117,010)	(526,245)
Reclassification of warrant exercises to Additional Paid-in Capital	(979,793)	(80,500)
Change in fair value for the period	(2,575,262)	3,575,278

Fair value – end of period	$8,363,751	$12,035,816

	December 31, 2013	December 31, 2012
Fair value – beginning of period	$—	$—
Warrants issue	9,067,283	—
Reclassification of warrant liabilities to Additional Paid-in Capital	(526,245)	—
Reclassification of warrant exercises to Additional Paid-in Capital	(80,500)	—
Change in fair value	3,575,278	—

Fair value – end of period	$12,035,816	$—

Schedule Of Fair Value Of Warrants
The following summary table shows the assumptions used to compute the fair value of the warrants when granted at issuance and as of March 31, 2014:

March 31, 2014
Assumptions for Pricing Model:
Expected term in years	3.96 to 4.55
Volatility range for years 1 to 5	55 to 143%
Risk-free interest rate	1.46 to 1.73%
Expected annual dividends	None

Value of warrants issued:
Fair value of warrants	$8,363,751

The following summary table shows the assumptions used to compute the fair value of the warrants granted during 2013 at issuance and as of December 31, 2013 is:

	December 31, 2013	At Issuance
Assumptions for Pricing Model:
Expected term in years	4.2 to 4.6	4.62 to 5.0
Volatility range for years 1 to 5	56%	61 to 110%
Risk-free interest rate	1.75%	0.77 to 1.41%
Expected annual dividends	None	None

Value of warrants issued:
Fair value of warrants	$12,035,816	$9,067,283